UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07055

T. Rowe Price Dividend Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments

Dividend Growth Fund	September 30, 2016

T. Rowe Price Dividend Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 94.6%		
CONSUMER DISCRETIONARY 13.3%		
Auto Components 2.0%		
Johnson Controls International (1)	2,583,672	120,218
		120,218
Hotels, Restaurants & Leisure 2.2%		
Carnival (1)	401,000	19,577
Hilton Worldwide Holdings (1)	1,518,600	34,822
Marriott, Class A	522,991	35,213
McDonald's (1)	121,900	14,062
MGM Resorts International (1)(2)	1,333,700	34,716
		138,390
Leisure Products 0.6%		
Mattel	1,248,900	37,817
		37,817
Media 4.2%		
Comcast, Class A	1,986,900	131,811
Omnicom (1)	789,000	67,065
Time Warner	286,266	22,789
Walt Disney	440,900	40,942
		262,607
Multiline Retail 0.9%		
Dollar General	787,200	55,096
		55,096
Specialty Retail 3.1%		
Home Depot	579,100	74,519
L Brands (1)	394,900	27,947
Ross Stores	1,064,900	68,473
TSC	338,500	22,798
		193,737

Textiles, Apparel & Luxury Goods 0.3%		
Nike, Class B (1)	317,300	16,706
		16,706
Total Consumer Discretionary		824,571
CONSUMER STAPLES 10.5%		
Beverages 3.0%		
Coca-Cola (1)	440,500	18,642
Diageo (GBP)	1,368,964	39,252
PepsiCo	1,193,000	129,763
		187,657
Food & Staples Retailing 1.9%		
Costco Wholesale	170,600	26,018
Walgreens Boots Alliance	1,088,100	87,723
		113,741
Food Products 2.7%		
General Mills (1)	479,500	30,630
McCormick (1)	216,600	21,642
Mondelez International	1,587,100	69,674
Nestle (CHF)	587,023	46,254
		168,200
Household Products 1.2%		
Colgate-Palmolive (1)	272,300	20,188
Procter & Gamble	617,700	55,439
		75,627
Personal Products 0.2%		
Coty, Class A (1)	438,000	10,293
		10,293

Tobacco 1.5%		
Philip Morris International	973,900	94,683
		94,683
Total Consumer Staples		650,201
ENERGY 4.6%		
Energy Equipment & Services 0.2%		
Schlumberger (1)	180,700	14,210
		14,210
Oil, Gas & Consumable Fuels 4.4%		
Canadian Natural Resources	1,274,100	40,822
EQT	493,314	35,825
ExxonMobil	736,100	64,247
Occidental Petroleum (1)	904,500	65,956
PrairieSky Royalty (CAD)	25,654	523
Spectra Energy	1,012,702	43,293
TransCanada	420,400	19,994
		270,660
Total Energy		284,870
FINANCIALS 14.1%		
Banks 4.4%		
JPMorgan Chase	1,971,700	131,296
U.S. Bancorp	1,480,300	63,490
Wells Fargo	1,804,300	79,894
		274,680
Capital Markets 4.8%		
Bank of New York Mellon	2,222,400	88,629
Morgan Stanley	1,491,300	47,811
Northern Trust	318,800	21,675
S&P Global	262,300	33,197

State Street	981,500	68,342
TD Ameritrade Holding (1)	1,177,215	41,485
		301,139
Consumer Finance 0.5%		
American Express	468,900	30,028
		30,028
Insurance 4.4%		
Aon	634,300	71,352
Chubb (1)	487,370	61,238
Marsh & McLennan	1,477,100	99,335
XL (1)	1,168,652	39,302
		271,227
Total Financials		877,074
HEALTH CARE 19.6%		
Health Care Equipment & Supplies 7.5%		
Becton, Dickinson & Company	716,500	128,777
Danaher	1,452,300	113,846
Dentsply Sirona (1)	1,085,309	64,500
Medtronic	1,084,678	93,716
Stryker	586,100	68,228
		469,067
Health Care Providers & Services 3.6%		
AmerisourceBergen (1)	131,100	10,590
Cigna	230,450	30,032
McKesson	324,700	54,144
UnitedHealth Group	919,700	128,758
		223,524
Life Sciences Tools & Services 2.9%		
Agilent Technologies	1,242,600	58,514

Thermo Fisher Scientific	764,700	121,633
		180,147
Pharmaceuticals 5.6%		
Johnson & Johnson (1)	548,100	64,747
Merck	1,025,100	63,977
Pfizer	4,513,000	152,855
Zoetis	1,240,400	64,513
		346,092
Total Health Care		1,218,830
INDUSTRIALS & BUSINESS SERVICES 9.7%		
Aerospace & Defense 1.3%		
Rockwell Collins	449,300	37,894
United Technologies	419,600	42,631
		80,525
Air Freight & Logistics 0.8%		
C.H. Robinson Worldwide (1)	132,800	9,357
UPS, Class B (1)	381,400	41,710
		51,067
Industrial Conglomerates 3.6%		
GE	4,770,800	141,311
Roper Technologies	445,100	81,217
		222,528
Machinery 2.4%		
Flowserve (1)	598,200	28,857
Fortive	720,600	36,679
Illinois Tool Works (1)	587,000	70,346
PACCAR (1)	198,500	11,668
		147,550

Professional Services 0.8%		
Equifax	384,300	51,719
		51,719
Road & Rail 0.8%		
Union Pacific	504,375	49,192
		49,192
Total Industrials & Business Services		602,581
INFORMATION TECHNOLOGY 11.6%		
Communications Equipment 0.5%		
Cisco Systems	986,000	31,276
		31,276
Electronic Equipment, Instruments & Components 0.6%		
TE Connectivity	573,200	36,903
		36,903
IT Services 5.0%		
Accenture, Class A (1)	669,500	81,793
Automatic Data Processing (1)	659,200	58,141
Fidelity National Information	562,800	43,352
Visa, Class A	1,572,800	130,071
		313,357
Semiconductor & Semiconductor Equipment 2.1%		
Microchip Technology (1)	449,600	27,938
Texas Instruments	1,114,800	78,237
Xilinx (1)	434,400	23,605
		129,780
Software 2.5%		
Microsoft	2,700,600	155,555
		155,555

Technology Hardware, Storage & Peripherals 0.9%		
Apple	486,900	55,044
		55,044
Total Information Technology		721,915
MATERIALS 3.7%		
Chemicals 2.5%		
Ashland Global Holdings (1)	201,800	23,399
Ecolab	139,000	16,919
Praxair (1)	292,900	35,391
RPM (1)	1,192,100	64,040
Sherwin-Williams	65,200	18,038
		157,787
Containers & Packaging 1.2%		
Ball (1)	919,100	75,320
		75,320
Total Materials		233,107
REAL ESTATE 3.6%		
Equity Real Estate Investment Trusts 3.6%		
American Tower, REIT	589,900	66,853
Crown Castle International, REIT (1)	947,900	89,302
General Growth Properties, REIT	1,760,800	48,598
Iron Mountain, REIT (1)	488,772	18,344
		223,097
Total Real Estate		223,097
UTILITIES 3.9%		
Electric Utilities 1.9%		
Edison International (1)	1,289,300	93,152

NextEra Energy	197,000	24,097
		117,249
Gas Utilities 0.9%		
Atmos Energy (1)	758,500	56,485
		56,485
Multi-Utilities 1.1%		
DTE Energy	393,220	36,833
Wec Energy (1)	527,000	31,557
		68,390
Total Utilities		242,124
Total Common Stocks (Cost $4,065,765)		5,878,370
SHORT-TERM INVESTMENTS 5.8%		
Money Market Funds 5.8%		
T. Rowe Price Government Reserve Fund, 0.32% (3)(4)	359,675,133	359,675
Total Short-Term Investments (Cost $359,675)		359,675
SECURITIES LENDING COLLATERAL 4.9%		
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 4.9%		
Money Market Funds 4.9%		
T. Rowe Price Short-Term Reserve Fund, 0.58% (3)(4)	30,631,830	306,319
Total Investments through Securities Lending Program with State Street Bank and Trust Company		306,319
Total Securities Lending Collateral (Cost $306,319)		306,319
Total Investments in Securities 105.3% of Net Assets (Cost $4,731,759)		**$ 6,544,364**

‡ Shares are denominated in U.S. dollars unless otherwise noted.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Dividend Growth Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Dividend Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund incepted on December 30, 1992. The fund seeks dividend income and long-term capital growth primarily through investments in stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2016:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2016.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2016, the value of loaned securities was $293,547,000; the value of cash collateral and related investments was $306,318,000.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2016, the cost of investments for federal income tax purposes was $4,731,759,000. Net unrealized gain aggregated $1,812,605,000 at period-end, of which $1,835,875,000 related to appreciated investments and $23,270,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Dividend Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 22, 2016

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 22, 2016